UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

LARGE CAP GROWTH FUND

FORM N-Q

FEBRUARY 28, 2011

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited)	February 28, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.9%
CONSUMER DISCRETIONARY - 13.2%
Internet & Catalog Retail - 4.4%
Amazon.com Inc.	255,400	$44,258,266	*

Media - 3.6%
Walt Disney Co.	830,980	36,347,065

Specialty Retail - 5.2%
Bed Bath & Beyond Inc.	431,790	20,790,689	*
Home Depot Inc.	865,660	32,436,280

Total Specialty Retail		53,226,969

TOTAL CONSUMER DISCRETIONARY		133,832,300

CONSUMER STAPLES - 16.0%
Beverages - 9.5%
Anheuser-Busch InBev NV, ADR	380,670	21,328,940
Coca-Cola Co.	634,680	40,568,746
PepsiCo Inc.	533,610	33,841,546

Total Beverages		95,739,232

Food & Staples Retailing - 3.4%
CVS Caremark Corp.	1,058,010	34,977,811

Household Products - 3.1%
Procter & Gamble Co.	494,480	31,176,964

TOTAL CONSUMER STAPLES		161,894,007

ENERGY - 5.7%
Energy Equipment & Services - 3.2%
Schlumberger Ltd.	341,460	31,899,193

Oil, Gas & Consumable Fuels - 2.5%
Apache Corp.	203,910	25,411,264

TOTAL ENERGY		57,310,457

FINANCIALS - 11.8%
Capital Markets - 6.7%
BlackRock Inc.	175,140	35,726,809
Charles Schwab Corp.	1,692,030	32,097,809

Total Capital Markets		67,824,618

Diversified Financial Services - 4.1%
CME Group Inc.	33,130	10,312,706
Nasdaq OMX Group Inc.	1,077,620	30,830,708	*

Total Diversified Financial Services		41,143,414

Insurance - 1.0%
Berkshire Hathaway Inc., Class A Shares	82	10,766,600	*

TOTAL FINANCIALS		119,734,632

HEALTH CARE - 13.1%
Biotechnology - 7.9%
Amgen Inc.	471,940	24,224,680	*
Biogen Idec Inc.	324,140	22,171,176	*
Celgene Corp.	624,340	33,152,454	*

Total Biotechnology		79,548,310

Health Care Equipment & Supplies - 2.7%
Thermo Fisher Scientific Inc.	483,850	27,008,507	*

Pharmaceuticals - 2.5%
Johnson & Johnson	413,950	25,433,088

TOTAL HEALTH CARE		131,989,905

INDUSTRIALS - 3.3%
Industrial Conglomerates - 3.3%
General Electric Co.	1,606,630	33,610,700

INFORMATION TECHNOLOGY - 33.9%
Communications Equipment - 5.8%
Cisco Systems Inc.	1,230,080	22,830,285	*
Juniper Networks Inc.	817,460	35,968,240	*

Total Communications Equipment		58,798,525

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of Investments (unaudited) (cont’d)	February 28, 2011

SECURITY	SHARES	VALUE
Computers & Peripherals - 1.0%
NetApp Inc.	198,460	$10,252,444	*

Internet Software & Services - 10.9%
Akamai Technologies Inc.	788,650	29,598,034	*
eBay Inc.	1,066,720	35,740,454	*
Google Inc., Class A Shares	72,010	44,170,934	*

Total Internet Software & Services		109,509,422

IT Services - 2.7%
Visa Inc., Class A Shares	372,120	27,183,366

Semiconductors & Semiconductor Equipment - 8.0%
First Solar Inc.	183,620	27,063,752	*
NVIDIA Corp.	1,215,010	27,532,126	*
Texas Instruments Inc.	745,810	26,558,294

Total Semiconductors & Semiconductor Equipment		81,154,172

Software - 5.5%
Microsoft Corp.	919,400	24,437,652
Oracle Corp.	620,330	20,408,857
Red Hat Inc.	248,570	10,260,970	*

Total Software		55,107,479

TOTAL INFORMATION TECHNOLOGY		342,005,408

MATERIALS - 2.9%
Chemicals - 2.9%
Monsanto Co.	401,560	28,868,148

TOTAL INVESTMENTS - 99.9% (Cost - $692,280,397#)		1,009,245,557
Other Assets in Excess of Liabilities - 0.1%		795,202

TOTAL NET ASSETS - 100.0%		$1,010,040,759

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,009,245,557	—	—	$1,009,245,557

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At February 28, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$325,806,693
Gross unrealized depreciation	(8,841,533)

Net unrealized appreciation	$316,965,160

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken Chief Executive Officer

Date: April 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: April 25, 2011

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: April 25, 2011